WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - 81.2%
Communication Services - 11.7%
Diversified Telecommunication Services - 1.9%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	$320,000	$360,376	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,850,000	1,931,307	(a)
Frontier Communications Corp., Secured Notes	6.750%	5/1/29	480,000	503,556	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	879,036	(a)

Total Diversified Telecommunication Services				3,674,275

Entertainment - 1.2%
Allen Media LLC/Allen Media
Co-Issuer Inc., Senior Notes	10.500%	2/15/28	760,000	801,682	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	380,000	472,625
Netflix Inc., Senior Notes	5.375%	11/15/29	330,000	390,291	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	350,000	402,938	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	210,000	210,000	(a)

Total Entertainment				2,277,536

Interactive Media & Services - 0.7%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	580,000	603,232	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	680,000	668,528	(a)

Total Interactive Media & Services				1,271,760

Media - 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	190,000	196,612	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	770,000	807,680	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,070,000	1,109,328	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	760,000	781,622	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	180,000	241,787
DISH DBS Corp., Senior Notes	5.875%	11/15/24	680,000	712,552
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,430,000	1,575,524

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	$90,000	$92,402	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	680,000	695,599	(a)
Liberty Broadband Corp., Senior Notes	1.250%	9/30/50	60,000	60,069	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	340,000	487,059
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	570,000	623,979	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	410,000	422,556	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	310,000	312,601	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	130,000	135,590	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,290,000	1,384,699	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	350,000	358,400	(a)

Total Media				9,998,059

Wireless Telecommunication Services - 2.6%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	920,000	1,019,199	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,375,000	2,047,375
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	5,000	5,347
Sprint Corp., Senior Notes	7.875%	9/15/23	860,000	993,988
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	500,325
Switch Ltd., Senior Notes	3.750%	9/15/28	450,000	459,281	(a)

Total Wireless Telecommunication Services				5,025,515

TOTAL COMMUNICATION SERVICES				22,247,145

CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	149,000	152,351
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	621,000	649,187
Real Hero Merger Sub 2 Inc.	6.250%	2/1/29	270,000	278,438	(a)

Total Auto Components				1,079,976

Automobiles - 2.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	750,000	908,295
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	820,000	833,817
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	1,110,000	1,216,837

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	$560,000	$573,300
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	590,000	650,298	(a)

Total Automobiles				4,182,547

Distributors - 0.7%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,133,101	1,275,265	(a)(b)

Diversified Consumer Services - 2.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	930,000	927,954	(a)(c)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	620,000	653,207	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,210,000	1,255,181	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	390,000	380,691	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	167,000	203,500
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	722,000	754,891	(a)

Total Diversified Consumer Services				4,175,424

Hotels, Restaurants & Leisure - 8.0%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	670,000	699,041	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	370,000	392,200	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000	670,824	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	480,000	510,000	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	600,000	610,878	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	220,000	229,213
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	390,000	423,963	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	240,000	254,407	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	470,000	492,031	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	720,000	674,334	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000	322,136	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	840,000	999,600	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	310,000	361,150	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	320,000	348,896
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	410,000	435,170	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	$812,000	$842,032	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	450,000	468,000	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	280,000	272,621	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	290,000	279,727	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	860,000	875,050	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	880,000	1,037,639	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,500,000	1,485,622	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,030,000	2,115,006	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	450,000	488,887	(a)

Total Hotels, Restaurants & Leisure				15,288,427

Household Durables - 1.3%
Century Communities Inc., Senior Notes	5.875%	7/15/25	980,000	1,025,570
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	480,000	511,709	(a)
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	290,000	383,344
TopBuild Corp., Senior Notes	3.625%	3/15/29	520,000	523,250	(a)(c)

Total Household Durables				2,443,873

Specialty Retail - 2.9%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	285,449	(a)
Ken Garff Automotive LLC, Senior Notes	4.875%	9/15/28	630,000	646,931	(a)
L Brands Inc., Senior Notes	9.375%	7/1/25	400,000	495,500	(a)
L Brands Inc., Senior Notes	5.250%	2/1/28	620,000	664,563
L Brands Inc., Senior Notes	7.500%	6/15/29	140,000	158,313
L Brands Inc., Senior Notes	6.625%	10/1/30	530,000	594,705	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	430,000	459,752	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	670,000	684,656	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	268,438	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	258,853	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	430,000	448,322	(a)

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	$410,000	$419,840
ServiceMaster Co. LLC, Senior Notes	7.450%	8/15/27	165,000	197,330

Total Specialty Retail				5,582,652

TOTAL CONSUMER DISCRETIONARY				34,028,164

CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	360,000	370,840	(a)

Food Products - 1.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000	481,396
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	850,000	1,097,333
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	560,000	568,274	(a)(c)

Total Food Products				2,147,003

Personal Products - 0.2%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	330,000	329,587	(a)(c)

TOTAL CONSUMER STAPLES				2,847,430

ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Antero Midstream Partners LP/Antero
Midstream Finance Corp., Senior Notes	5.375%	9/15/24	130,000	131,300
Apache Corp., Senior Notes	7.750%	12/15/29	300,000	346,312
Apache Corp., Senior Notes	5.100%	9/1/40	260,000	265,773
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	580,000	560,315	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	190,000	204,646	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	900,000	911,250	(a)
Cenovus Energy Inc., Senior Notes	6.750%	11/15/39	100,000	130,190
Cenovus Energy Inc., Senior Notes	5.400%	6/15/47	60,000	69,337
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	250,000	263,498
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	450,000	454,086	(a)(c)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	90,000	93,996	(a)
Chesapeake Energy Corp., Senior Notes	5.875%	2/1/29	110,000	117,633	(a)
CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Notes	6.500%	3/15/26	250,000	258,125	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	370,000	386,419	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	410,000	446,387

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	$490,000	$516,200
Continental Resources Inc., Senior Notes	5.750%	1/15/31	540,000	609,503	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	210,000	235,830	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	670,000	757,100	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	290,000	305,266	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	220,000	224,950	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	180,000	190,388	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	260,000	279,272	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	560,000	577,993
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	260,000	246,350
EQT Corp., Senior Notes	7.625%	2/1/25	280,000	326,092
EQT Corp., Senior Notes	3.900%	10/1/27	230,000	238,846
EQT Corp., Senior Notes	5.000%	1/15/29	640,000	702,400
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,190,000	1,251,374	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	210,000	213,738	(a)
Murphy Oil Corp., Senior Notes	5.750%	8/15/25	490,000	486,376
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	180,000	242,346	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	270,000	266,713	(a)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	222,000	217,422
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	870,000	847,754
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	220,000	281,519
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	220,000	246,197
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.644%	8/15/22	90,000	88,007	(d)
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	180,000	175,703	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	574,927
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	167,978
Range Resources Corp., Senior Notes	9.250%	2/1/26	520,000	566,519
Range Resources Corp., Senior Notes	8.250%	1/15/29	530,000	570,585	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	660,000	657,426	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	490,000	503,230	(a)

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	$450,000	$461,344
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	610,000	631,350
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	270,000	367,149

TOTAL ENERGY				18,667,114

FINANCIALS - 8.2%
Banks - 2.2%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	200,000	218,940	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	460,000	519,475	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	232,339	(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000	393,701	(a)(d)(e)
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	200,000	248,212
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	360,000	436,177	(a)(d)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	680,000	703,610	(d)(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	840,000	909,177	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	390,000	463,281	(a)(d)

Total Banks				4,124,912

Capital Markets - 1.0%
Credit Suisse Group AG, Junior
Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	223,167	(a)(d)(e)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	$200,000	$227,399	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	230,223	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	400,000	418,000
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	310,000	329,956	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	370,000	404,945	(a)(d)(e)

Total Capital Markets				1,833,690

Consumer Finance - 0.4%
FirstCash Inc., Senior Notes	4.625%	9/1/28	400,000	416,318	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	320,000	337,600
Navient Corp., Senior Notes	5.000%	3/15/27	50,000	49,069

Total Consumer Finance				802,987

Diversified Financial Services - 2.6%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	520,000	531,375	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	630,000	667,976	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	100,000	94,500	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	790,000	812,713	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,393,737	2,227,612	(a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	630,000	669,375	(a)

Total Diversified Financial Services				5,003,551

Insurance - 0.4%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	660,000	701,250	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	$550,000	$532,125	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	330,000	344,437	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				876,562

Thrifts & Mortgage Finance - 1.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	760,000	859,898	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	590,000	623,586	(a)
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., Senior Notes	3.875%	3/1/31	770,000	766,150	(a)

Total Thrifts & Mortgage Finance				2,249,634

TOTAL FINANCIALS				15,592,586

HEALTH CARE - 9.1%
Biotechnology - 0.0%††
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	40,000	39,473	(a)(c)

Health Care Providers & Services - 5.1%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	620,000	649,450	(a)
Centene Corp., Senior Notes	5.375%	6/1/26	450,000	470,763	(a)
Centene Corp., Senior Notes	5.375%	8/15/26	450,000	474,750	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	291,680
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,000,000	1,027,700	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	300,000	316,051	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	560,000	598,472	(a)
Global Medical Response Inc., Senior Secured Notes	6.500%	10/1/25	330,000	343,613	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	700,000	849,551
HCA Inc., Senior Notes	5.625%	9/1/28	170,000	197,927
HCA Inc., Senior Notes	7.500%	11/15/95	220,000	300,451
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	340,000	338,837	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	540,000	536,625	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	420,000	455,700	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	330,000	356,266	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Surgery Center Holdings Inc., Senior Notes	10.000%	4/15/27	$90,000	$100,296	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	590,000	637,542
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000	608,784	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	400,000	416,628	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	580,000	636,187	(a)

Total Health Care Providers & Services				9,607,273

Life Sciences Tools & Services - 0.2%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	490,000	481,119	(a)

Pharmaceuticals - 3.8%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	410,000	411,164	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,190,000	1,320,602	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	480,000	531,679	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	930,000	942,206	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,250,000	1,333,925	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	730,000	745,513	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	210,000	236,906	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	500,000	520,500	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	600,000	645,786	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	245,313
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	216,874

Total Pharmaceuticals				7,150,468

TOTAL HEALTH CARE				17,278,333

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	5.150%	5/1/30	360,000	419,801
Signature Aviation US Holdings Inc., Senior Notes	5.375%	5/1/26	500,000	512,500	(a)
TransDigm Inc., Senior Notes	4.625%	1/15/29	960,000	945,600	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	$240,000	$261,540	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	320,000	337,646	(a)

Total Aerospace & Defense				2,477,087

Air Freight & Logistics - 0.6%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	630,000	736,659
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	330,000	354,849	(a)

Total Air Freight & Logistics				1,091,508

Airlines - 1.7%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	460,000	511,079	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	460,000	483,088	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	545,000	596,094	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	790,000	890,496	(a)
United Airlines Pass-Through Trust	5.375%	8/15/21	20,127	20,285
United Airlines Pass-Through Trust	4.750%	4/11/22	475,407	483,676
United Airlines Pass-Through Trust	4.875%	1/15/26	320,000	330,934

Total Airlines				3,315,652

Building Products - 0.4%
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	450,000	462,094	(a)
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	380,000	395,437	(a)

Total Building Products				857,531

Commercial Services & Supplies - 0.9%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	482,000	531,104	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	450,000	460,404	(a)
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	750,000	764,062	(a)

Total Commercial Services & Supplies				1,755,570

Construction & Engineering - 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	590,000	611,612	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	700,000	738,500	(a)

Total Construction & Engineering				1,350,112

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	$780,000	$780,000	(a)(c)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	460,000	460,000	(a)(c)

Total Containers & Packaging				1,240,000

Machinery - 0.8%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	500,000	506,587	(a)
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	300,000	317,438	(a)
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	600,000	626,625	(a)

Total Machinery				1,450,650

Trading Companies & Distributors - 1.3%
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	330,000	329,588	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	800,000	771,000	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	30,000	31,781
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	410,000	434,088
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	740,000	815,387

Total Trading Companies & Distributors				2,381,844

TOTAL INDUSTRIALS				15,919,954

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.7%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,060,000	1,118,295	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	278,000	283,059	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	19,000	18,648	(a)

Total Communications Equipment				1,420,002

IT Services - 1.2%
CDW LLC/CDW Finance Corp., Senior Notes	4.250%	4/1/28	400,000	415,754
Gartner Inc., Senior Notes	3.750%	10/1/30	650,000	658,938	(a)

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	$740,000	$775,742	(a)
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	380,000	418,950	(a)

Total IT Services				2,269,384

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	500,000	543,125	(a)

Software - 0.9%
ACI Worldwide Inc., Senior Notes	5.750%	8/15/26	100,000	106,233	(a)
Alarm.com Holdings Inc., Senior Notes	0.000%	1/15/26	80,000	77,781	(a)
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	430,000	428,000	(a)
Dropbox Inc., Senior Notes	0.000%	3/1/26	50,000	49,460	(a)
Dropbox Inc., Senior Notes	0.000%	3/1/28	40,000	39,514	(a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	230,000	238,412	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	200,000	203,594	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	240,000	250,042	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	290,000	288,550	(a)

Total Software				1,681,586

TOTAL INFORMATION TECHNOLOGY				5,914,097

MATERIALS - 5.9%
Chemicals - 0.5%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	94,252	95,666	(a)(b)
Kraton Polymers LLC/Kraton Polymers Capital Corp.	4.250%	12/15/25	410,000	415,646	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	470,000	493,272

Total Chemicals				1,004,584

Construction Materials - 0.8%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	690,000	718,031	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	720,000	765,000	(a)

Total Construction Materials				1,483,031

Containers & Packaging - 1.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	450,000	476,437	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	700,000	725,865	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Containers & Packaging - (continued)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	$520,000	$550,225	(a)
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	650,000	676,000	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	590,000	620,606	(a)

Total Containers & Packaging				3,049,133

Metals & Mining - 2.9%
Arctic Canadian Diamonds	5.000%	12/31/24	460,000	460,000	(f)(g)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	250,000	255,381	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	370,000	382,488	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	740,000	773,762	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	630,000	684,338	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	280,000	309,970
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,400,000	1,742,104
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	380,000	396,338	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	230,000	233,307	(a)(c)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	200,000	216,042	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,150,000	0	*(a)(f)(g)(h)(i)

Total Metals & Mining				5,453,730

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	230,000	233,494	(a)

TOTAL MATERIALS				11,223,972

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	180,000	181,617
CoreCivic Inc., Senior Notes	4.625%	5/1/23	180,000	174,600
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	470,000	529,925
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	670,000	661,625
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	230,000	227,988
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	330,000	335,567	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,830,000	1,340,475
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	500,000	538,437
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	410,000	432,673	(a)
Service Properties Trust, Senior Notes	5.500%	12/15/27	430,000	463,721
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	500,000	520,625	(a)

Total Equity Real Estate Investment Trusts (REITs)				5,407,253

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Management & Development - 2.0%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	$820,000	$866,810	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	450,000	469,640	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	690,000	722,668	(a)
Kennedy-Wilson Inc., Senior Notes	5.000%	3/1/31	670,000	692,612
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	510,000	556,244	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	530,000	534,638	(a)

Total Real Estate Management & Development				3,842,612

TOTAL REAL ESTATE				9,249,865

UTILITIES - 0.7%
Electric Utilities - 0.7%
Calpine Corp., Senior Notes	5.000%	2/1/31	440,000	436,137	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	320,000	341,800	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	330,000	315,975	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	330,000	341,693	(a)

TOTAL UTILITIES				1,435,605

TOTAL CORPORATE BONDS & NOTES (Cost - $144,305,322)				154,404,265

SENIOR LOANS - 9.2%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.754%	2/10/27	616,072	616,585	(d)(j)(k)

CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.5%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.615%	4/30/26	562,393	562,744	(d)(g)(j)(k)
Truck Hero Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	1/29/28	370,000	370,822	(d)(j)(k)

Total Auto Components				933,566

Diversified Consumer Services - 0.4%
Adtalem Global Education Inc.	—	2/12/28	790,000	784,075	(l)

Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	447,750	452,228	(d)(g)(j)(k)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 2.3%
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	$670,000	$671,675	(d)(g)(j)(k)
Great American Outdoors Group LLC, Term Loan B	—	9/25/25	320,000	318,400	(l)
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	287,131	287,741	(d)(j)(k)
Petco Animal Supplies Inc., Term Loan B	—	2/25/28	1,260,000	1,257,243	(l)
PetSmart Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	1/29/28	560,000	564,637	(d)(j)(k)
Rent-A-Center Inc., Initial Term Loan	—	1/17/28	570,000	574,988	(g)(l)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.115%	6/19/26	726,470	725,562	(d)(j)(k)

Total Specialty Retail				4,400,246

TOTAL CONSUMER DISCRETIONARY				6,570,115

ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Permian Production Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	11/24/25	156,816	39,204	(d)(g)(j)(k)

FINANCIALS - 0.9%
Diversified Financial Services - 0.5%
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 8.000%)	9.000%	4/10/28	600,000	613,500	(d)(g)(j)(k)
Jane Street Group LLC, Dollar Term Loan	—	1/31/28	394,005	393,348	(l)

Total Diversified Financial Services				1,006,848

Insurance - 0.4%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	3.615%	2/15/27	555,800	553,368	(d)(j)(k)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.123%	3/18/27	169,174	169,597	(d)(g)(j)(k)

Total Insurance				722,965

TOTAL FINANCIALS				1,729,813

HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Bioscrip Inc., First Lien Term B Loan (1 mo. USD LIBOR + 3.750%)	3.865%	8/6/26	742,500	743,985	(d)(j)(k)

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.865%	2/18/27	$566,534	$558,744	(d)(j)(k)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.365%	2/4/28	410,000	404,363	(d)(j)(k)
Radnet Management Inc., First Lien Term Loan B1	4.750- 8.250%	6/30/23	562,591	563,881	(d)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	969,229	968,017	(d)(j)(k)(l)

TOTAL HEALTH CARE				3,238,990

INDUSTRIALS - 1.5%
Airlines - 1.5%
Delta Air Lines Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	4/29/23	1,084,550	1,095,141	(d)(j)(k)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	670,000	709,303	(d)(j)(k)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	502,310	519,403	(d)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	490,000	524,392	(d)(j)(k)

TOTAL INDUSTRIALS				2,848,239

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.4%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.365%	11/29/25	778,090	735,944	(d)(j)(k)

Software - 0.6%
Dcert Buyer Inc.	—	2/16/29	790,000	797,900	(g)(l)
Peraton Corp., Delayed Draw Term Loan	—	2/1/28	261,444	261,444	(g)(l)
Peraton Corp., First Lien Term Loan	—	2/1/28	148,556	148,556	(g)(l)

Total Software				1,207,900

TOTAL INFORMATION TECHNOLOGY				1,943,844

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	513,000	500,175	(d)(j)(k)

TOTAL SENIOR LOANS (Cost - $17,332,687)				17,486,965

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - 5.1%
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.672%	1/22/28	$890,000	$894,615	(a)(d)
Benefit Street Partners CLO XII Ltd., 2017-12A C (3 mo. USD LIBOR + 3.050%)	3.291%	10/15/30	250,000	247,511	(a)(d)(m)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.932%	11/20/28	350,000	339,402	(a)(d)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.423%	7/18/27	250,000	236,711	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.972%	8/20/32	350,000	351,657	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.924%	7/20/31	250,000	248,087	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.224%	4/20/29	600,000	600,000	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.623%	4/17/30	250,000	242,998	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.874%	7/20/28	750,000	751,783	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.741%	4/15/31	350,000	343,933	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	250,000	237,495	(a)(d)
Greywolf CLO IV Ltd., 2019-1RA CR (3 mo. USD LIBOR + 3.650%)	3.838%	4/17/34	340,000	340,000	(a)(c)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.173%	4/17/30	370,000	371,170	(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.924%	1/20/30	460,000	457,406	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.918%	1/20/33	350,000	350,087	(a)(d)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	3.041%	4/15/27	600,000	598,613	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.724%	10/20/28	350,000	336,470	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.874%	1/20/31	250,000	242,416	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.424%	10/20/27	250,000	236,623	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.341%	11/22/30	800,000	784,963	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.486%	6/22/30	$590,000	$562,882	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.061%	4/15/27	350,000	336,369	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	350,000	305,011	(a)(d)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	250,000	249,680	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $9,675,336)				9,665,882

CONVERTIBLE BONDS & NOTES - 1.5%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	210,000	206,717

Media - 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	410,000	389,134
DISH Network Corp., Senior Notes	3.375%	8/15/26	110,000	103,711

Total Media				492,845

TOTAL COMMUNICATION SERVICES				699,562

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	1,060,000	876,841

FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	540,000	530,550
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	400,000	408,225

TOTAL FINANCIALS				938,775

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
GEO Corrections Holdings Inc., Senior Notes	6.500%	2/23/26	270,000	278,456	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,718,512)				2,793,634

			SHARES/UNITS
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdings Inc.			17,276	132,330	*

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY			SHARES/UNITS	VALUE
ENERGY - 1.1%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			54,577	$32,494	*(f)(g)
KCAD Holdings I Ltd.			424,046,710	0	*(f)(g)(i)

Total Energy Equipment & Services				32,494

Oil, Gas & Consumable Fuels - 1.1%
Berry Corp.			208,277	1,033,054
Oasis Petroleum Inc.			15,115	859,439	*
Permian Production Partners LLC			21,667	1,084	*(g)
Southwestern Energy Co.			71,704	290,401	*

Total Oil, Gas & Consumable Fuels				2,183,978

TOTAL ENERGY				2,216,472

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamonds Holding			541	0	*(f)(g)(i)

TOTAL COMMON STOCKS (Cost - $12,764,775)				2,348,802

	RATE		SHARES
CONVERTIBLE PREFERRED STOCKS - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
MPLX LP	8.462%		17,875	581,563	(f)(g)
Targa Resources Corp., Non Voting Shares	9.500%		450	478,105	(c)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,053,438)				1,059,668

		MATURITY DATE	FACE AMOUNT
SOVEREIGN BONDS - 0.4%
Argentina - 0.4%
Argentine Republic Government
International Bond, Senior Notes	1.000%	7/9/29	$47,191	18,687
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	586,653	213,542
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	363,946	116,645
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	450,000	155,250	*(h)(n)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	680,000	227,800	*(h)(n)

TOTAL SOVEREIGN BONDS (Cost - $1,547,804)				731,924

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
B Riley Financial Inc.	6.000%	14,400	$367,056
B Riley Financial Inc.	6.875%	4,325	110,504

TOTAL PREFERRED STOCKS (Cost - $468,125)			477,560

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $189,865,999)			188,968,700

SHORT-TERM INVESTMENTS - 4.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $8,271,656)	0.010%	8,271,656	8,271,656	(m)

TOTAL INVESTMENTS - 103.8% (Cost - $198,137,655)			197,240,356
Liabilities in Excess of Other Assets - (3.8)%			(7,159,023)

TOTAL NET ASSETS - 100.0%			$190,081,333

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	The coupon payment on this security is currently in default as of February 28, 2021.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of February 28, 2021. The interest rate for fully unfunded term loans is to be determined.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2021, the total market value of investments in Affiliated Companies was $8,519,167 and the cost was $8,474,264 (Note 2).

(n)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	128	6/21	$16,011,698	$15,868,000	$(143,698)

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

At February 28, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	7,225	CAD	9,153	Citibank N.A.	4/19/21	$32
USD	60,956	EUR	50,000	Goldman Sachs Group Inc.	4/19/21	552

Total						$584

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At February 28, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	800,000	12/20/23	2.047%	1.000% quarterly	$(22,790)	$(81,721)	$58,931

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$647,000	6/20/23	1.382%	5.000% quarterly	$53,242	$(31,557)	$84,799

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset High Yield Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

25

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Materials	—	$10,763,972	$460,000		$11,223,972
Other Corporate Bonds & Notes	—	143,180,293	—		143,180,293
Senior Loans:
Consumer Discretionary	—	4,308,480	2,261,635		6,570,115
Energy	—	—	39,204		39,204
Financials	—	946,716	783,097		1,729,813
Information Technology	—	735,944	1,207,900		1,943,844
Other Senior Loans	—	7,203,989	—		7,203,989
Asset-Backed Securities	—	9,665,882	—		9,665,882
Convertible Bonds & Notes	—	2,793,634	—		2,793,634
Common Stocks:
Consumer Discretionary	$132,330	—	—		132,330
Energy	2,182,894	—	33,578		2,216,472
Materials	—	—	0	*	0	*
Convertible Preferred Stocks:
Energy	—	478,105	581,563		1,059,668
Sovereign Bonds	—	731,924	—		731,924
Preferred Stocks	477,560	—	—		477,560

Total Long-Term Investments	2,792,784	180,808,939	5,366,977		188,968,700

Short-Term Investments†	8,271,656	—	—		8,271,656

Total Investments	$11,064,440	$180,808,939	$5,366,977		$197,240,356

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$584	—		$584
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection	—	84,799	—		84,799

Total Other Financial Instruments	—	$85,383	—		$85,383

Total	$11,064,440	$180,894,322	$5,366,977		$197,325,739

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$143,698	—	—		$143,698
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$22,790	—		22,790

Total	$143,698	$22,790	—		$166,488

27

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Investments In Securities	Balance as of May 31, 2020		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]		Purchases
Corporate Bonds & Notes:
Materials	—		—	—	—		$460,000
Senior Loans:
Communication
Services	$297,600		$1,334	$18	$27,061		294,500
Consumer
Discretionary	—		2,207	61	38,622		1,660,250
Energy	37,050		726	(331,688)	332,299		156,816
Financials	718,250		690	1	64,982		19,292
Information
Technology	—		—	—	11,925		1,195,975
Real Estate	506,588		3,573	898	9,367		—
Common Stocks:
Communication
Services	0	*	—	—	—		—
Energy	95,887		—	(562,065)	558,440		—
Materials	—		—	—	0	*	0	*
Convertible Preferred Stocks:
Energy	—		—	—	626		580,937

Total	$1,655,375		$8,530	$(892,775)	$1,043,322		$4,367,770

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of February 28, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2021[1]
Corporate Bonds & Notes:
Materials	—	—	—	$460,000	—
Senior Loans:
Communication Services	$(3,928)	—	$(616,585)	—	—

28

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of February 28, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2021[1]
Consumer
Discretionary	$(2,249)	$562,744	—	$2,261,635		$38,622
Energy	(155,999)	—	—	39,204		(117,612)
Financials	(20,118)	—	—	783,097		63,533
Information
Technology	—	—	—	1,207,900		11,925
Real Estate	(20,251)	—	$(500,175)	—		—
Common Stocks:
Communication
Services	(0)*	—	—	—		—
Energy	(58,684)	—	—	33,578		(14,709)
Materials	—	—	—	0	*	0 *
Convertible Preferred Stocks:
Energy	—	—	—	581,563		626

Total	$(261,229)	$562,744	$(1,116,760)	$5,366,977		$(17,615)

*	Amount represents less than $1.

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

3	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

29

Notes to Schedule of Investments (unaudited) (continued)

or some portion of the period ended February 28, 2021. The following transactions were effected in such companies for the period ended February 28, 2021.

	Affiliate Value at May 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount

Benefit Street Partners CLO XII Ltd., 2017-12A C	$220,567	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	745,581	$67,866,147	67,866,147	$60,340,072	60,340,072

	$966,148	$67,866,147		$60,340,072

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2021
Benefit Street Partners CLO XII Ltd., 2017-12A C	—	$12,557	$26,944	$247,511
Western Asset Premier Institutional Government Reserves, Premium Shares	—	566	—	8,271,656

	—	$13,123	$26,944	$8,519,167

30